Significant Accounting Policies - Schedule of Revenue Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total Revenues	$ 186,552	$ 422,111
Product Sales [Member]
Total Revenues		184,800
Royalty Income [Member]
Total Revenues	116,152	137,711
Contract Research - Related Party [Member]
Total Revenues	$ 70,400	$ 99,600